Earnings per Share (Basic and Diluted Earning Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net income	$ 5,559	$ 5,501	$ 5,081	$ 4,944	$ 4,891	$ 4,676	$ 4,048	$ 3,645	$ 21,085	$ 17,260	$ 10,894
Preferred stock dividends									(80)	(80)	(80)
Income (loss) available to common stockholders, basic									21,005	17,180	10,814
Weighted average number of shares outstanding, basic									14,191	14,142	14,128
Earnings per share, basic (in dollars per share)	$ 0.39	$ 0.39	$ 0.36	$ 0.35	$ 0.34	$ 0.33	$ 0.28	$ 0.26	$ 1.48	$ 1.21	$ 0.77
Effect of dilutive securities, stock options									223	148	0
Income (loss) available to common stockholders, diluted									$ 21,005	$ 17,180	$ 10,814
Weighted average number of shares outstanding, diluted									14,414	14,290	14,128
Earnings per share, diluted (in dollars per share)	$ 0.38	$ 0.38	$ 0.35	$ 0.34	$ 0.34	$ 0.32	$ 0.28	$ 0.26	$ 1.46	$ 1.20	$ 0.77